OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT ASSETS
Schedule of other current assets

	December 31, 2020	December 31, 2019
		(Restated)
Financial assets
— Deposits paid to suppliers	558,073	501,918
— Dividends receivable	412,736	58,092
— Receivables from disposal of assets	20,950	1,969,833
— Entrusted loans and loans receivable from third parties	1,530,452	1,544,070
— Entrusted loans and loans receivable from related parties	1,264,423	1,309,095
— Interest receivables	39,531	40,936
— Recoverable reimbursement for freight charges	283,460	223,884
— Receivable of electricity price adjustment	494,595	619,206
— Receivable from disposal of aluminum capacity quota	538,655	—
— Other financial assets	1,064,763	1,093,480
	6,207,638	7,360,514

Less: impairment allowance	(2,224,511)	(1,696,735)
	3,983,127	5,663,779

Advances to employees	17,043	17,207
Deductible input value added tax receivables	1,379,288	2,424,648
Prepaid income tax	116,574	93,093
Prepayments to related parties for purchases	79,435	229,324
Prepayments to suppliers for purchases and others	725,776	635,363
Others	49,598	118,100
	2,367,714	3,517,735

Less: impairment allowance	(1,621)	(2,715)
	2,366,093	3,515,020

Total other current assets	6,349,220	9,178,799

Schedule of ageing analysis of financial assets included in other current assets

	December 31, 2020	December 31, 2019
		(Restated)
Within 1 year	2,386,289	1,443,338
Between 1 and 2 years	142,887	882,798
Between 2 and 3 years	191,228	151,974
Over 3 years	3,487,234	4,882,404
	6,207,638	7,360,514
Less: provision for impairment	(2,224,511)	(1,696,735)

	3,983,127	5,663,779

Schedule of movements in the provision for impairment of other current assets

	December 31, 2020	December 31, 2019
		(Restated)
At beginning of year	1,699,450	1,744,503

Impairment loss	656,873	42,897
Write off	(113,180)	(62,318)
Reversal	(17,011)	(26,290)
Others	—	658

As of December 31	2,226,132	1,699,450

Schedule of financial assets included in other current assets at amortized cost

	Gross carrying	Expected credit
As of December 31, 2020	amount	losses
Stage 1 – 12 months expected credit loss	2,218,891	5,961
Stage 2 – life time expected credit loss	578,213	14,966
Stage 3 – life time expected credit loss with credit-impaired	3,410,534	2,203,584
	6,207,638	2,224,511

As of December 31, 2019 (Restated)	Gross carrying amount	Expected credit losses
Stage 1 – 12 months expected credit loss	1,524,602	—
Stage 2 – life time expected credit loss	4,097,994	82,070
Stage 3 – life time expected credit loss with credit-impaired	1,737,918	1,614,665
	7,360,514	1,696,735